Stockholder's Equity - Schedule of Reserved Common Stock for Warrants to Purchase Common Stock and Future Issuance (Detail)	Sep. 30, 2020 shares
Schedule of Capitalization [Line Items]
Common Stock, Capital Stock Reserved for Future Issuance	7,963,338
2019 Stock Incentive Plan Exercised [Member]
Schedule of Capitalization [Line Items]
Common Stock, Capital Stock Reserved for Future Issuance	4,089,929
2020 Stock Option and Incentive Plan Exercised [Member]
Schedule of Capitalization [Line Items]
Common Stock, Capital Stock Reserved for Future Issuance	857,177
2020 Stock Option and Incentive Plan Restricted [Member]
Schedule of Capitalization [Line Items]
Common Stock, Capital Stock Reserved for Future Issuance	18,200
2020 Stock Option and Incentive Plan Future Issuance [Member]
Schedule of Capitalization [Line Items]
Common Stock, Capital Stock Reserved for Future Issuance	2,630,487
Employee Stock Purchase Plan [Member]
Schedule of Capitalization [Line Items]
Common Stock, Capital Stock Reserved for Future Issuance	367,545